5. MARKETABLE SECURITIES	9 Months Ended
Sep. 30, 2013
Marketable Securities [Abstract]
5. MARKETABLE SECURITIES

The Company measures marketable securities on a recurring basis. Generally, the types of securities the Company invests in are traded on a market such as the NASDAQ Global Market, which the Company considers to be Level 1 inputs.

Marketable securities at September 30, 2013 consisted of the following:

	Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value

Marketable securities available-for-sale:	$ 3,112,210	$ -	$ 154,834	$ 2,957,376

The Company’s marketable securities is comprised entirely of the common stock of Transcept.